Cash and bank balances	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and bank balances
16.
Cash and bank balances

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Current
Cash and cash equivalents	5,915,916	7,531,723	1,087,959
Short-term bank deposits (i)	397,187	319,844	46,202
Restricted cash	120,490	61,516	8,886
	6,433,593	7,913,083	1,143,047
Cash and short-term bank deposits	6,433,593	7,913,083	1,143,047

Cash and cash equivalents comprise the following at December 31:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Cash at banks and on hand	5,517,049	7,029,054	1,015,348
Short-term bank deposits (ii)	398,867	502,669	72,611
Cash and cash equivalents	5,915,916	7,531,723	1,087,959

16.
Cash and bank balances (cont’d)

Note:

(i)
This short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2025 for the Group ranged from 1.3% to 4.0% (2024: 2.4% to 5.5%).
(ii)
This relates to the short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The interest rate of the deposits as of December 31, 2025 for the Group ranged from 0.9% to 4.1% (2024: 2.3% to 4.9%).

As at December 31, 2025, there are fixed deposits of RMB 101.4 million (US$14.6 million) held with a related party (2024: RMB 51.1 million).

As of December 31, 2025, the Group’s restricted cash of RMB 61.0 million (US$8.8 million) was used as collateral by the banks for the issuance of bills to suppliers and RMB 0.5 million (US$0.1 million) was frozen by the court due to lawsuit involving a dispute between Yuchai and supplier.

As of December 31, 2024, the Group’s restricted cash of RMB 93.4 million was used as collateral by the banks for the issuance of bills to suppliers, RMB 8.6 million was pledged to secure bank facilities (Note 27) and RMB 18.4 million was deposited in a joint signatory account with the acquirer of Suzhou Reman as retention money which was subsequently released in 2025.

As of December 31, 2024 and 2025, the Group had RMB 542.5 million and RMB 539.1 million (US$77.9 million) respectively, of undrawn borrowing facilities in respect of which all conditions precedent had been met.